Cost of sales (Tables)	6 Months Ended
Jun. 30, 2023
Cost of sales.
Summary of cost of sales

	(Unaudited) For the six-month
	period ended 30 June
	2023	2022
	USD	USD

Captain costs	9,329,612	23,476,732
Captain bonuses	68,844	401,393
Captain deductions	(87,195)	(7,636)
Tolls and fines	41,367	539,407
	9,352,628	24,409,896